ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 29, 2025	Jessica Reece T +1 617 235 4636 jessica.reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:  Datum One Series Trust (the “Trust”) (File Nos. 333-237048 and 811-23556)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust, and pursuant to (1) Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”); (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Regulation S-T, we are filing by electronic submission via EDGAR Post-Effective Amendment No. 20 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 25 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (the “Amendment”), including (i) the Prospectus for Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund (each, a “Fund”, and together, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) Part C and the signature page.

The Amendment is being filed for the purpose of registering a new share class of each Fund and relates only to the Funds. It is intended that this Amendment become effective on July 29, 2025 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 235-4636 or Matthew Broucek at (312) 444-4620.

Very truly yours,
/s/ Jessica Reece
Jessica Reece

cc:	Matthew J. Broucek, Esq.